Schedule of Investments (unaudited)	iShares® U.S. Regional Banks ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 12.9%
U.S. Bancorp.	1,617,434	$92,145,215

Regional Banks — 85.8%
Bank OZK	146,559	6,178,927
BOK Financial Corp.	37,107	3,213,466
Citizens Financial Group Inc.	516,403	23,687,406
Comerica Inc.	169,267	12,075,508
Commerce Bancshares Inc.	127,704	9,521,610
Cullen/Frost Bankers Inc.	68,572	7,680,064
East West Bancorp. Inc.	171,994	12,330,250
Fifth Third Bancorp.	819,391	31,325,318
First Citizens BancShares Inc./NC, Class A(a)	8,762	7,296,468
First Financial Bankshares Inc.	172,508	8,475,318
First Horizon Corp.	669,704	11,572,485
First Republic Bank/CA	209,985	39,302,892
FNB Corp.	387,229	4,774,534
Glacier Bancorp. Inc.	115,793	6,377,878
Home BancShares Inc./AR	183,873	4,537,986
Huntington Bancshares Inc./OH	1,788,909	25,527,731
KeyCorp.	1,176,668	24,298,194
M&T Bank Corp.	155,987	22,666,471
People’s United Financial Inc.	518,468	8,886,542
Pinnacle Financial Partners Inc.	92,253	8,145,017
PNC Financial Services Group Inc. (The)	506,916	96,699,296
Popular Inc.	97,718	7,333,736
Prosperity Bancshares Inc.	112,676	8,090,137
Regions Financial Corp.	1,165,473	23,519,245
Signature Bank/New York NY	69,861	17,161,355
SVB Financial Group(b)	56,741	31,572,395
Synovus Financial Corp.	180,160	7,905,421
Truist Financial Corp.	1,604,598	89,055,189
UMB Financial Corp.	52,709	4,905,100
Umpqua Holdings Corp.	267,490	4,935,190
United Bankshares Inc./WV	162,668	5,937,382
Valley National Bancorp	492,105	6,608,970
Security	Shares	Value

Regional Banks (continued)
Webster Financial Corp.	109,630	$5,847,664
Western Alliance Bancorp.	125,453	11,648,311
Wintrust Financial Corp.	69,153	5,230,041
Zions Bancorp. NA	198,609	10,498,472
		614,821,969
Thrifts & Mortgage Finance — 1.0%
New York Community Bancorp. Inc.	563,856	6,213,693
TFS Financial Corp.	57,841	1,174,173
		7,387,866
Total Common Stocks — 99.7%
(Cost: $689,490,275)		714,355,050

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	1,863,036	1,864,154
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	507,000	507,000
		2,371,154

Total Short -Term Investments — 0.3%
(Cost: $2,370,972)		2,371,154

Total Investments in Securities — 100.0%
(Cost: $691,861,247)		716,726,204

Other Assets, Less Liabilities — (0.0)%		(159,077)
Net Assets—100.0%		$716,567,127

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,598	$1,857,374	(a)	$—		$—	$182	$1,864,154	1,863,036	$687	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,127,000	—		(620,000	)(a)	—	—	507,000	507,000	28		—
						$—	$182	$2,371,154		$715		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Regional Banks ETF
June 30, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index	19	09/17/21	$2,144	$(15,892)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$714,355,050	$—	$—	$714,355,050
Money Market Funds	2,371,154	—	—	2,371,154
	$716,726,204	$—	$—	$716,726,204
Derivative financial instruments(a)
Liabilities
Futures Contracts	(15,892)	$—	$—	$(15,892)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2